LONG-TERM LOANS (Tables)	12 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule Of Debt Instruments [Table Text Block]
		June 30,
		2016	2017

USD denominated loan	(i)	4,770	-
MYR denominated loan	(ii)	830	782
SGD denominated loan	(iii)	1,939	187
Convertible Bond	(iv)	19,802	20,032
		$27,341	$21,001

Less: current portion		(6,833)	(420)

		$20,508	$20,581

i.	The USD denominated loan was repaid in March 2017. The borrowing was secured by restricted cash amounting to $4,515 which was released in March 2017 upon the repayment.

ii.
The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in December 2041. For the year ended June 30, 2017, the effective interest rates ranged from 2.19% to 5.68% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with an aggregate carrying value of $1,019 and $1,396 as of June 30, 2016 and 2017, respectively.

iii.
The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 15, 2020. For the year ended June 30, 2017, the effective interest rates ranged from 2.68% to 5.44% per annum. The borrowing is secured by vehicles and restricted cash with a total carrying value of $3,148 and $307 as of June 30, 2016 and 2017, respectively.

iv.	Convertible Bond

On May 30, 2014, the Company entered into a Convertible Bond agreement with International Finance Corporation ("IFC"), under which the Company borrowed $20,000 from IFC (the “Convertible Bond”) with an interest rate of 2.1% per annum and commitment fee of 0.5% per annum paid in arrears semi-annually. The Convertible Bond has a five year term and was drawn down on August 30, 2014 and is repayable in full on August 29, 2019. The loan may not be prepaid before it is due.

Schedule of Maturities of Long-term Debt [Table Text Block]	Scheduled principal payments for all outstanding long-term loans as of June 30, 2017 are as follows:
Year ending June 30,
2018	$420
2019	215
2020	20,955
2021	90
2022 and onwards	121
$21,801